Investments and Equity Method Investments - Schedule of Unaudited Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Assets	$ 675,153	$ 697,318
Liabilities	205,101	195,465
Operating Expenses	213,684	125,782
Operating Income (Loss)	(137,027)	(71,598)
Net loss	(126,723)	(119,857)
Equity Method Investments [Member]
Net Investment Income [Line Items]
Assets	319,311	397,280
Liabilities	42,441	39,832
Cost of Revenue	545	3,579
Operating Expenses	(125,742)	(134,444)
Operating Income (Loss)	(125,197)	(130,865)
Net loss	$ (123,480)	$ (125,290)